Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Note 10. Related Party Transactions

The officers and directors for the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interest. The Company has not formulated a policy for the resolution of such conflicts.

See Note 3 – Notes Payable – Non-affiliated Related Parties and Note 9 – Stockholders’ Equity (Deficit) and Common Stock for additional related party disclosures.